CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Beginning balance (Previously stated) at Dec. 31, 2020		$ 122,642	$ 86,804	$ 7,368	$ 285	$ 15,178	$ 2,691	$ 7,530	$ (2,133)	$ 774	$ 31,693		$ 4,145
Changes in period:
Net income attributable to shareholders		3,966				3,966					3,966
Non-controlling interests		8,422	8,422
Net income		12,388
Other comprehensive (loss) income								1,502	(318)	660	1,844
Other comprehensive income			3,390
Other comprehensive income		5,234
Comprehensive income, attributable to owners of parent		5,810						1,502	(318)	660	5,810
Comprehensive income, attributable to non-controlling interests		11,812	11,812
Comprehensive income		17,622
Shareholder distributions
Common equity		(1,338)				(1,338)					(1,338)
Preferred equity		(148)				(148)					(148)
Non-controlling interests		(8,163)	(8,163)
Other items
Issue of equity		5,281	2,468	3,170	(32)	(325)					2,813		0
Share-based compensation		46	0		67	(21)					46
Ownership changes		(1,201)	(4,535)			393	3,552	(751)	164	(24)	3,334
Total change in period		12,099	1,582	3,170	35	2,527	3,552	751	(154)	636	10,517		0
Ending balance (Previously stated) at Dec. 31, 2021		134,741	88,386					8,281	(2,287)	1,410	42,210		4,145
Ending balance at Dec. 31, 2021		134,741	88,386	10,538	320	17,705	6,243	8,281	(2,287)	1,410	42,210	$ 82,898	4,145	$ 5,488
Changes in period:
Net income attributable to shareholders		2,056				2,056					2,056
Non-controlling interests		3,139	3,139
Net income		5,195
Other comprehensive (loss) income		(263)						884	(542)	(605)	(263)
Other comprehensive income		3,292	3,292
Other comprehensive income		3,029
Comprehensive income, attributable to owners of parent		1,793						884	(542)	(605)	1,793
Comprehensive income, attributable to non-controlling interests		6,431	6,431
Comprehensive income		8,224
Shareholder distributions
Common equity		(879)				(879)					(879)
Preferred equity		(150)				(150)					(150)
Non-controlling interests		(11,102)
Other items
Issue of equity		10,221	10,786	363	(287)	(641)					(565)		0
Share-based compensation		(42)	0		115	(157)					(42)
Ownership changes	[1]	878	3,637			72	(3,284)	357	3	93	(2,759)
Total change in period		7,150	9,752	363	(172)	301	(3,284)	1,241	(539)	(512)	(2,602)		0
Ending balance at Dec. 31, 2022		141,891	$ 98,138	$ 10,901	$ 148	$ 18,006	$ 2,959	$ 9,522	$ (2,826)	$ 898	$ 39,608	$ 92,991	$ 4,145	$ 5,147
Other items
Non-cash distribution		$ (2,400)
Proportion of ownership interest in subsidiary		25.00%

[1]	Includes a non-cash distribution of $2.4 billion made on December 9, 2022 relating to the special distribution of a 25% interest in our asset management business.